Income Tax	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Income Tax

Note 11:    Income Taxes

The Company’s effective tax rate was 25.0% and 25.6% for the nine months ended September 30, 2021 and 2020, respectively. The difference between the Company’s effective tax rate and the federal statutory tax rate for the nine months ended September 30, 2021 is primarily due to the effect of state taxes and the federal research and development credit.

Tax Years Open for Examination

As of September 30, 2021, there are no open examinations by the U.S. federal taxing authority. As of September 30, 2021, for the Company’s major jurisdictions, the years 2017 through 2020 were open for examination by the U.S federal and most state tax authorities.

Note 12:   Income Taxes

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in response to the COVID-19 pandemic. The impact of the CARES Act was not material to the Company’s financial statements.

In further response to the COVID-19 pandemic, on December 27, 2020, the Consolidations Appropriations Act, 2021 (“CAA”) was signed into law. The Company does not expect the CAA to have a material impact on its financial statements.

Components of Income Taxes

The Company and its consolidated subsidiaries are included as part of the U.S. consolidated income tax group Aspen Parent, Inc. for the periods presented. The income tax benefit and provisions, income tax payables, related tax payments and deferred tax balances have been prepared as if the Company operated as a standalone taxpayer.

The components of (loss) income before income taxes were as follows:

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
U.S. operations	$(94,707)	$(14,823)	$80,908

Components of Income Tax (Benefit) Expense

The components of income tax (benefit) expense were as follows:

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
Current:
U.S. Federal	$(491)	$11,653	$27,741
State and local	711	4,209	7,955
Total current	$220	$15,862	$35,696
Deferred:
U.S. Federal	(21,489)	(19,467)	(14,496)
State and local	(3,935)	(3,651)	(1,745)
Total deferred	$(25,424)	$(23,118)	$(16,241)
Total income tax (benefit) expense	$(25,204)	$(7,256)	$19,455

Rate Reconciliation

The income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes as follows:

	Year Ended December 31,
	2020	2019	2018
U.S Federal tax expense at statutory rates	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.8%	8.7%	4.6%
Valuation allowance	(0.2)%	(6.8)%	0.1%
Federal research & development credit	2.0%	7.4%	(0.7)%
Uncertain tax benefit on federal research and development credit	(0.5)%	(3.7)%	0.6%
Release of uncertain tax benefits	0.2%	22.1%	(2.2)%
Other	0.4%	0.2%	0.7%
Effective tax rate	26.6%	48.9%	24.0%

Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows:

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
Balance, beginning of the period	$1,935	$4,558	$5,894
Additions based on tax positions related to the current year	250	150	150
Additions for tax positions related to prior years	215	509	321
Deductions for tax positions related to prior years	(187)	(1,945)	(1,807)
Deductions for tax positions effectively settled	—	(1,337)	—
Balance, end of period	$2,213	$1,935	$4,558

The Company recognizes interest and penalties, if any, related to income tax matters in income tax expense. The Company accrued interest of $0.0 million, $0.3 million and $0.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.

At December 31, 2020, 2019 and 2018, $2.2 million, $1.9 million and $4.6 million, respectively, of unrecognized tax benefits would favorably impact the effective tax rate if recognized.

Tax Years Open for Examination

As of December 31, 2020, there are no open examinations by the U.S. federal taxing authority. As of December 31, 2020, the tax years 2017 through 2018 are still in process for examination by the State of Illinois. In February of 2020, the State of Wisconsin initiated an audit of the Company and its affiliates for the calendar years ending December 31, 2016 through December 31, 2018. In July of 2020, the State of California contacted the Company to initiate an audit of the Company and its affiliates for the calendar years ending December 31, 2017 through December 31, 2018. At this time, an estimate of the range of reasonably possible adjustments cannot be determined for the open audits.

Deferred Income Taxes

Deferred income tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts used for income tax purposes. Future tax benefits for net operating loss and tax credit carryforwards are also recognized to the extent that realization of such benefits is more likely than not.

Deferred tax assets, deferred tax liabilities and tax credit carryforwards are measured using enacted tax rates that are expected to apply to taxable income in the years in which the Company expects to recognize those temporary differences and credits. In determining the Company’s tax provisions, management determined the deferred tax assets and liabilities for each separate tax jurisdiction and considered a number of factors including the positive and negative evidence regarding the realization of its deferred tax assets to determine whether a valuation allowance should be recognized with respect to its deferred tax assets.

Significant components of the Company’s deferred tax assets and liabilities and in the valuation allowance were as follows:

	December 31,
	2020	2019
Deferred tax assets:
Credit carryforwards	$1,117	$1,124
Accrued liabilities and allowances	1,388	614
Compensation accruals	2,750	2,966
Asset retirement obligation liability	1,994	2,257
Deferred revenue	2,237	2,682
Hedge liability	1,200	1,315
Other	253	46
Gross deferred tax assets	10,939	11,004
Less: Valuation Allowance	(1,039)	(851)
Total deferred tax assets	$9,900	$10,153
Deferred tax liabilities:
Property and equipment	(14,172)	(23,250)
Product costs	(3,905)	(7,107)
Prepaid expenses	(284)	(241)
Intangible assets	(30,965)	(44,819)
Goodwill	(1,745)	(1,331)
Total deferred tax liabilities	$(51,071)	$(76,748)
Net deferred tax liabilities	$(41,171)	$(66,595)

Change in Valuation Allowance

During 2020, the Company increased its valuation allowance against certain of its deferred tax assets to reduce them to the value more likely than not to be realized with a corresponding non-cash charge of $0.2 million to its income tax provision. The valuation allowance balance of $1.0 million as of December 31, 2020 compares to a balance of $0.9 million as of December 31, 2019.

State Tax Credits and Expiration Periods

The following table shows the Company’s state tax credits before valuation allowances and related expiration periods.

	December 31, 2020
Dollars in thousands	Amount	Expiration
State tax credits:
Illinois state tax credits	$1,117	2021 – 2025
Total U.S. state tax credits	$1,117

Seaport Global Acquisition Corp
Income Tax

Note 11 — Income Tax

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$21,692
Federal Net Operating loss	17,089
Total deferred tax asset	38,781
Valuation allowance	(38,781)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(38,781)

State
Current	—
Deferred	—
Change in valuation allowance	38,781
Income tax provision	$—

As of December 31, 2020, the Company had $81,375 of U.S. federal net operating loss carryovers available to offset future taxable income which do not expire.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from July 24, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $38,780.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent Book/Tax Differences	(22.9)%
Change in valuation allowance	1.9%
Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.